EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 15.48%
212,096	American Homes 4 Rent REIT Class A	$ 6,670,419
103,044	Apartment Income Corp REIT	3,690,006
107,431	Apartment Investment & Management Co REIT Class A	826,144
96,668	AvalonBay Communities Inc REIT	16,246,024
76,103	Camden Property Trust REIT	7,978,639
10,266	Centerspace REIT	560,832
235,343	Equity Residential REIT	14,120,580
44,642	Essex Property Trust Inc REIT	9,336,428
155,903	Independence Realty Trust Inc REIT	2,499,125
401,355	Invitation Homes Inc REIT	12,534,317
79,795	Mid-America Apartment Communities Inc REIT	12,052,237
15,426	NexPoint Residential Trust Inc REIT	673,653
213,691	UDR Inc REIT	8,774,152
		95,962,556
Diversified REITS — 13.97%
36,157	American Assets Trust Inc REIT	672,159
118,550	Broadstone Net Lease Inc REIT	2,016,535
198,675	Digital Realty Trust Inc REIT	19,531,739
61,474	Elme Communities REIT	1,097,926
51,375	EPR Properties REIT	1,957,387
63,943	Equinix Inc REIT	46,105,461
72,080	Global Net Lease Inc REIT	926,949
188,815	LXP Industrial Trust REIT	1,946,683
90,748	Necessity Retail Inc REIT	569,897
35,802	UMH Properties Inc REIT	529,511
145,537	WP Carey Inc REIT	11,271,841
		86,626,088
Health Care REITS — 10.02%
68,382	CareTrust Inc REIT	1,338,920
16,505	Community Healthcare Trust Inc REIT	604,083
168,082	Diversified Healthcare Trust REIT	226,911
41,414	Global Medical Inc REIT	377,282
262,972	Healthcare Realty Trust Inc REIT	5,083,249
377,822	Healthpeak Properties Inc REIT	8,300,749
27,561	LTC Properties Inc REIT	968,218
415,582	Medical Properties Trust Inc REIT	3,416,084
29,785	National Health Investors Inc REIT	1,536,310
161,923	Omega Healthcare Investors Inc REIT	4,438,309
8,714	Universal Health Realty Income Trust REIT	419,230
Shares		Fair Value
Health Care REITS — (continued)
276,391	Ventas Inc REIT	$ 11,981,550
326,507	Welltower Inc REIT	23,407,287
		62,098,182
Hotels REITS — 3.89%
145,685	Apple Hospitality Inc REIT	2,261,031
21,568	Ashford Hospitality Trust Inc REIT(a)	69,233
34,563	Chatham Lodging Trust REIT	362,566
145,097	DiamondRock Hospitality Co REIT	1,179,639
22,181	Hersha Hospitality Trust REIT Class A	149,056
494,078	Host Hotels & Resorts Inc REIT	8,147,346
153,972	Park Hotels & Resorts Inc REIT	1,903,094
90,832	Pebblebrook Hotel Trust REIT(b)	1,275,281
112,289	RLJ Lodging Trust REIT	1,190,264
38,261	Ryman Hospitality Properties Inc REIT	3,433,160
113,302	Service Properties Trust REIT	1,128,488
73,566	Summit Hotel Properties Inc REIT	514,962
144,581	Sunstone Hotel Investors Inc REIT	1,428,460
80,222	Xenia Hotels & Resorts Inc REIT	1,050,106
		24,092,686
Manufactured Homes REITS — 3.25%
120,891	Equity LifeStyle Properties Inc REIT	8,115,413
85,606	Sun Communities Inc REIT	12,060,173
		20,175,586
Office Property REITS — 6.34%
108,838	Alexandria Real Estate Equities Inc REIT	13,668,964
98,570	Boston Properties Inc REIT	5,334,608
115,310	Brandywine Realty Trust REIT	545,416
25,703	City Office Inc REIT	177,351
76,988	Corporate Office Properties Trust REIT	1,825,386
103,769	Cousins Properties Inc REIT	2,218,581
120,584	Douglas Emmett Inc REIT	1,486,801
62,750	Easterly Government Properties Inc REIT(b)	862,185
88,150	Empire State Realty Trust Inc REIT Class A	572,094
75,028	Equity Commonwealth REIT	1,553,830
58,447	Franklin Street Properties Corp REIT	91,762
72,048	Highwoods Properties Inc REIT	1,670,793
92,202	Hudson Pacific Properties Inc REIT	613,143

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
68,012	JBG SMITH Properties REIT	$ 1,024,261
72,163	Kilroy Realty Corp REIT	2,338,081
32,219	Office Properties Income Trust REIT	396,294
38,231	Orion Office Inc REIT	256,148
111,311	Paramount Group Inc REIT	507,578
86,078	Piedmont Office Realty Trust Inc REIT Class A	628,369
43,632	SL Green Realty Corp REIT	1,026,225
56,092	Veris Residential Inc REIT(a)	821,187
110,339	Vornado Realty Trust REIT	1,695,910
		39,314,967
Regional Malls REITS — 4.56%
147,583	Macerich Co REIT	1,564,380
225,916	Simon Property Group Inc REIT	25,295,815
71,664	Tanger Factory Outlet Centers Inc REIT	1,406,764
		28,266,959
Shopping Centers REITS — 5.43%
65,947	Acadia Realty Trust REIT	919,961
207,341	Brixmor Property Group Inc REIT	4,461,978
50,593	Federal Realty Investment Trust REIT	5,000,106
427,367	Kimco Realty Corp REIT	8,346,477
152,090	Kite Realty Group Trust REIT	3,181,723
37,878	NETSTREIT Corp REIT	692,410
106,419	Regency Centers Corp REIT	6,510,714
87,559	Retail Opportunity Investments Corp REIT	1,222,324
57,243	RPT Realty REIT	544,381
125,993	SITE Centers Corp REIT	1,547,194
80,899	Urban Edge Properties REIT	1,218,339
		33,645,607
Single Tenant REITS — 7.43%
61,251	Agree Realty Corp REIT	4,202,431
99,170	Essential Properties Realty Trust Inc REIT	2,464,374
57,445	Four Corners Property Trust Inc REIT	1,542,973
29,123	Getty Realty Corp REIT(b)	1,049,302
125,387	National Retail Properties Inc REIT	5,535,836
433,357	Realty Income Corp REIT	27,440,165
96,689	Spirit Realty Capital Inc REIT	3,852,090
		46,087,171
Storage REITS — 10.55%
155,180	CubeSmart REIT	7,172,419
92,539	Extra Space Storage Inc REIT	15,077,379
58,732	Life Storage Inc REIT	7,699,178
58,882	National Storage Affiliates Trust REIT	2,460,090
Shares		Fair Value
Storage REITS — (continued)
109,227	Public Storage REIT	$ 33,001,846
		65,410,912
Warehouse/Industry REITS — 18.08%
186,153	Americold Realty Trust Inc REIT	5,296,053
30,111	EastGroup Properties Inc REIT	4,977,951
91,304	First Industrial Realty Trust Inc REIT	4,857,373
40,815	Industrial Logistics Properties Trust REIT	125,302
19,162	Innovative Industrial Properties Inc REIT(b)	1,456,120
27,386	Plymouth Industrial Inc REIT	575,380
637,481	Prologis Inc REIT	79,538,504
130,675	Rexford Industrial Realty Inc REIT	7,794,764
123,939	STAG Industrial Inc REIT	4,191,617
50,607	Terreno Realty Corp REIT	3,269,212
		112,082,276
TOTAL COMMON STOCK — 99.00% (Cost $635,875,514)		$613,762,990
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.67%
$1,035,929	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $1,035,929 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	1,035,929
1,035,929	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $1,035,929 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	1,035,929

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,035,530	Undivided interest of 49.81% in a repurchase agreement (principal amount/value $2,084,110 with a maturity value of $2,084,947) with HSBC Securities (USA) Inc, 4.82%, dated 3/31/23 to be repurchased at $1,035,530 on 4/3/23 collateralized by Federal National Mortgage Association securities, 2.50% - 5.00%, 11/1/33 - 10/1/52, with a value of $2,125,792.(c)	$ 1,035,530
1,035,929	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $1,035,929 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	1,035,929
TOTAL SHORT TERM INVESTMENTS — 0.67% (Cost $4,143,317)		$4,143,317
TOTAL INVESTMENTS — 99.67% (Cost $640,018,831)		$617,906,307
OTHER ASSETS & LIABILITIES, NET — 0.33%		$2,043,450
TOTAL NET ASSETS — 100.00%		$619,949,757
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	28	USD	5,792,850	June 2023	$180,682
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 30 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023